Financial Instruments and Risk Management - Schedule of Liquidity Risk (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Financial assets
Trade and other receivables	$ 6,806,356	$ 4,378,330
Cash and cash equivalents	2,361,689	1,000,284	$ 2,270,438	$ 956,975
Financial liabilities
Trade and other payables	1,796,945	1,308,128
Lease liabilities	331,591	260,162		$ 149,903
Debt	5,995,047	6,028,791
Within 1 year [Member]
Financial assets
Other financial assets
Trade and other receivables	4,572,112	4,378,330
Cash and cash equivalents	2,361,689	1,000,283
Total undiscounted financial assets	6,933,801	5,378,613
Financial liabilities
Trade and other payables	1,670,526	1,042,462
Lease liabilities	115,805	103,063
Derivative liabilities	1,786,239
Debt	3,208,239	2,308,783
Total undiscounted financial liabilities	6,780,809	3,454,308
Within 2 to 5 years [Member]
Financial assets
Other financial assets
Trade and other receivables
Cash and cash equivalents
Total undiscounted financial assets
Financial liabilities
Trade and other payables
Lease liabilities	249,039	182,500
Derivative liabilities		173,551
Debt	1,782,262	2,531,123
Total undiscounted financial liabilities	2,031,301	2,887,174
After 5 years [Member]
Financial assets
Other financial assets	74,108	69,505
Trade and other receivables
Cash and cash equivalents
Total undiscounted financial assets	74,108	69,505
Financial liabilities
Trade and other payables
Lease liabilities
Derivative liabilities
Debt	1,733,597	2,116,219
Total undiscounted financial liabilities	1,733,597	2,116,219
Carrying amount [Member]
Financial assets
Other financial assets	74,108	69,505
Trade and other receivables	4,572,112	4,378,330
Cash and cash equivalents	2,361,689	1,000,283
Total undiscounted financial assets	7,007,909	5,448,118
Financial liabilities
Trade and other payables	1,670,526	1,042,462
Lease liabilities	331,591	260,162
Derivative liabilities	1,786,239	173,551
Debt	5,995,047	6,028,791
Total undiscounted financial liabilities	9,783,403	7,504,966
Contractual cash flow [Member]
Financial assets
Other financial assets	74,108	69,505
Trade and other receivables	4,572,112	4,378,330
Cash and cash equivalents	2,361,689	1,000,283
Total undiscounted financial assets	7,007,909	5,448,118
Financial liabilities
Trade and other payables	1,670,526	1,042,462
Lease liabilities	364,844	285,562
Derivative liabilities	1,786,239	173,551
Debt	6,724,098	6,956,125
Total undiscounted financial liabilities	$ 10,545,707	$ 8,457,700